7. OTHER CURRENT LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Other Liabilities Disclosure [Abstract]
Other Current Liabilities
	September 30,	March 31,
	2018	2018
Accrued interest	$9,943	$55,701
Accrued professional fees	158,413	207,440
Total other current liabilities	$168,356	$263,141

Other current liabilities were comprised of the following items:

	March 31, 2018	March 31, 2017
Accrued interest	$55,701	$5,391
Accrued professional fees	207,440	64,076
Total other current liabilities	$263,141	$69,467